Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2020	December 31, 2021
Lubricants	547,534	724,044
Victualing	38,232	46,298
Bunkers	799,514	-
Total	1,385,280	770,342